Capital Commitments - Additional Information (Details)						12 Months Ended
	Jan. 18, 2023 USD ($)	Jan. 18, 2023 CAD ($)	Jun. 28, 2021 USD ($) $ / shares shares	May 04, 2021 USD ($)	May 04, 2021 CAD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CAD ($)	Sep. 30, 2023 $ / shares shares	Jun. 30, 2023 $ / shares shares	Mar. 31, 2023 $ / shares shares	Dec. 31, 2022 CAD ($) shares	Sep. 30, 2022 $ / shares shares	Jun. 30, 2022 $ / shares shares	Mar. 31, 2022 $ / shares shares	Mar. 17, 2022 $ / shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Jul. 10, 2020 $ / shares	Jul. 10, 2020 USD ($) $ / shares shares
Other Commitments [Line Items]
Warrants issued | shares						19,633,911		22,376,020	12,376,020	17,134,458	19,633,911	19,645,251	21,330,626	22,449,357		17,631,350	7,507,005
Exercise Price | (per share)			$ 0.39			$ 1.18		$ 1.22	$ 1.4	$ 1.29		$ 1.27	$ 1.32	$ 1.09	$ 1.24	$ 1.05	$ 0.49	$ 0.5	$ 0.39
Interest Rate (Annual)
Other Commitments [Line Items]
Warrants, measurement input			0.0022			(0.006)		(0.006)			(0.006)
Expected Dividend
Other Commitments [Line Items]
Warrants, measurement input			0
Volatility (Annual)
Other Commitments [Line Items]
Warrants, measurement input			0.747			1.43		1.43			1.43
GEM Global Yield LLC SCS [Member]
Other Commitments [Line Items]
Capital commitments											$ 100,000,000
Capital commitments, initial											$ 100,000,000
Capital commitments, closing of transaction term						36 months	36 months
Draw down funds, issuing shares, term						36 months	36 months
Capital commitments, description						The initial CAD $100 Million is in the form of a capital commitment that allows the Company to draw down funds during the 36-month term by issuing shares to GEM (or such persons as it may direct) and subject to share lending arrangement(s) being in place. The Company controls the timing and maximum amount of drawdown under this facility and has no minimum drawdown obligation. On July 8, 2020 the TSX Venture Exchange provided approval for the Facility.	The initial CAD $100 Million is in the form of a capital commitment that allows the Company to draw down funds during the 36-month term by issuing shares to GEM (or such persons as it may direct) and subject to share lending arrangement(s) being in place. The Company controls the timing and maximum amount of drawdown under this facility and has no minimum drawdown obligation. On July 8, 2020 the TSX Venture Exchange provided approval for the Facility.
Minimum drawdown obligation						$ 0
Capital commitments, percentage of fee equal						2.00%	2.00%
Capital commitments, fee payable, description						The fee is payable, whether or not any draw down notices have been delivered, as follows: the first 25% of the fee shall be paid within 12 months from the date of the agreement; an additional 25% of the fee shall be paid within 18 months from the date of the agreement and the rest of 50% of the fee shall be paid within 24 months from the date of this agreement.	The fee is payable, whether or not any draw down notices have been delivered, as follows: the first 25% of the fee shall be paid within 12 months from the date of the agreement; an additional 25% of the fee shall be paid within 18 months from the date of the agreement and the rest of 50% of the fee shall be paid within 24 months from the date of this agreement.
Capital commitments, aggregate purchase price						$ 1,418,880	$ 2,000,000
Capital commitments, percentage of base rate						5.00%	5.00%
Warrants issued | shares			2,182,553																2,106,290
Exercise Price | (per share)			$ 0.39															$ 0.5
Prepaid financing fee																			$ 1,390,151
Warrants, measurement input, term			1 year 10 months 6 days																2 years 9 months 25 days
Percentage of transfer of shares			75.00%
Fair value adjustment of warrants			$ 3,475,379
Gain on revaluation of warrants			$ 2,650,772
Sought value				$ 500,000	$ 2,000,000
Deferred financing costs						$ 2,809,031
Motion amount filed		$ 2,000,000
Motion amount filed with interest	$ 218,493.87
Additional motion amount filed	506.02
Attorney's fees	112,584.5
Attorney fee in costs	$ 4,884.86
GEM Global Yield LLC SCS [Member] | Interest Rate (Annual)
Other Commitments [Line Items]
Warrants, measurement input			0.22																0.18
GEM Global Yield LLC SCS [Member] | Expected Dividend
Other Commitments [Line Items]
Warrants, measurement input			0																0
GEM Global Yield LLC SCS [Member] | Stock Price
Other Commitments [Line Items]
Warrants, measurement input			2.03																0.94
GEM Global Yield LLC SCS [Member] | Volatility (Annual)
Other Commitments [Line Items]
Warrants, measurement input			74.7																70